UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (55.1%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$ 309		9.50%		01/01/17–02/01/19	$348,032
362		10.00		04/01/16–12/01/20	411,306
	Gold Pools:
693		4.00		12/01/41	742,387
5,360		4.50		01/01/36–11/01/41	5,819,842
387		5.00		12/01/40–05/01/41	429,319
1,545		5.50		01/01/36–11/01/37	1,692,998
297		6.00		12/01/37–10/01/38	328,156
251		6.50		06/01/29–09/01/33	289,890
220		7.50		04/01/20–05/01/35	269,620
92		8.00		08/01/32	114,959
149		8.50		08/01/31	187,928
52		10.00		10/01/21	61,805
	Federal National Mortgage Association, Conventional Pools:
6,525		4.00		02/01/41–12/01/41	7,071,074
5,014		4.50		11/01/23–10/01/41	5,507,636
3,288		5.00		06/01/37–07/01/41	3,638,231
4,795		5.50		05/01/35–05/01/38	5,286,191
470		6.00		05/01/38	518,180
1,553		6.50		02/01/28–12/01/33	1,800,283
31		7.00		07/01/23–06/01/32	37,492
263		7.50		08/01/37	323,027
272		8.00		04/01/33	337,936
235		8.50		10/01/32	296,000
474		9.50		04/01/30	574,942
11		9.75		03/01/16	10,691
69		10.00		10/01/18	81,148
400	September TBA: (a)	3.50		09/25/42	423,500
	Government National Mortgage Association, Various Pools:
1,063		4.50		04/15/39–08/15/39	1,172,199
1,808		5.00		05/15/40–05/20/41	2,016,674
295		6.50		08/15/25–05/15/29	346,186
95		8.00		05/20/30	103,696
261		11.00		04/15/21	281,776

	Total Agency Fixed Rate Mortgages (Cost $38,634,622)				40,523,104

	Mortgages - Other (22.9%)
451	American Home Mortgage Investment Trust (b)	6.10		01/25/37	275,813
	Banc of America Alternative Loan Trust
1,062		0.696	(c)	11/25/36	508,222
256		6.00		04/25/36	221,905
1,010		6.50		05/25/46	764,953
555	Banc of America Funding Corp.	5.50		03/25/36	540,693
42	Banc of America Mortgage Securities, Inc.	5.25		11/25/19	44,071
16,456	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	318,747
	Chase Mortgage Finance Corp.
660		2.909	(c)	02/25/37	653,817
367		2.909	(c)	02/25/37	273,479
173		3.00	(c)	02/25/37	175,978
761		5.50		11/25/35	760,311
407		6.00		10/25/36	346,150
421		6.00		11/25/36	348,661
47	Citicorp Mortgage Securities, Inc. (d)	5.50		02/25/22	46,622

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

$ 2,010	Citigroup Agency, IO (d)	1.00%		08/20/42	$507,525
	Countrywide Alternative Loan Trust
1,086		0.386	(c)	04/25/47	739,785
78		5.50		02/25/25	79,400
11		5.50		07/25/35	10,561
19		6.00		08/25/17	18,870
940		6.25		08/25/37	712,472
	Countrywide Home Loan Mortgage Pass Through Trust
416		6.00		05/25/36	333,040
250		6.00		03/25/36	212,883
449	Credit Suisse Mortgage Capital Certificates (b)	5.713	(c)	05/26/37	462,311
662	First Horizon Asset Securities, Inc.	6.25		11/25/36	661,209
	Government National Mortgage Association,
	IO
4,081		3.50		11/16/36	543,218
275		4.00		05/20/42	65,141
439	GS Mortgage Securities Corp. (b)	7.50	(c)	09/25/36	355,280
132	GSR Mortgage Loan Trust	0.496	(c)	03/25/35	117,145
	Impac CMB Trust
432		1.041	(c)	10/25/34	315,079
464		1.116	(c)	10/25/34	319,796
	JP Morgan Mortgage Trust
451		5.50		01/25/36	401,447
1,660	IO	6.374	(c)	01/25/37	329,835
550	Lehman Mortgage Trust	6.50		09/25/37	429,170
57	Mastr Adjustable Rate Mortgages Trust	4.151	(c)	02/25/36	51,025
156	MLCC Mortgage Investors, Inc.	0.99	(c)	04/25/29	147,997
	RALI Trust
834		5.50		04/25/22	797,464
620		5.50		06/25/35	504,919
334	Structured Asset Mortgage Investments, Inc.	0.476	(c)	05/25/45	219,297
434	WaMu Mortgage Pass Through Certificates	0.526	(c)	11/25/45	339,500
585		1.127	(c)	07/25/46	404,886
1,280	Washington Mutual Alternative Mortgage Pass-Through Certificates	6.00		10/25/35	987,689
	Wells Fargo Mortgage Backed Securities Trust
782		2.648	(c)	10/25/35	357,421
1,100		5.00		04/25/35	1,119,870

	Total Mortgages - Other (Cost $15,932,445)				16,823,657

	Collateralized Mortgage Obligations - Agency Collateral Series (16.2%)
	Federal Home Loan Mortgage Corporation,
	IO PAC REMIC
2,498		6.221	(c)	06/15/40	460,866
2,112		6.301	(c)	06/15/41	324,779
	IO REMIC
4,556		1.916	(c)	06/15/38	275,228
4,847		2.154	(c)	05/15/38	391,608
1,560		4.00		07/15/38–04/15/39	300,843
952		5.801	(c)	04/15/39	205,392
	IO STRIPS
442		7.00		06/01/30	109,398
403		7.50		12/01/29	85,934
1		8.00		01/01/28	259
	Federal National Mortgage Association,
	IO
2,845		6.144	(c)	09/25/20	872,147
	IO REMIC
3,537		3.50		06/25/30–02/25/39	561,395
3,009		4.00		07/25/32–05/25/42	615,400
295		5.00		08/25/37	11,317

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

$4,317		5.754	(c) %	03/25/39	$ 930,265
1,032		6.184	(c)	03/25/42	264,256
2,085		6.204	(c)	03/25/42	490,742
2,309		6.254	(c)	04/25/39	535,087
3,431		6.304	(c)	02/25/41–08/25/41	654,188
684		6.354	(c)	09/25/38	149,704
	IO STRIPS
174		7.00		11/01/27	38,024
333		8.00		05/01/30–06/01/30	72,755
203		8.50		10/01/24	46,325
	REMIC
379		1.45	(c)	12/25/23	388,116
400		4.00		04/25/42	405,300
241		6.824	(c)	04/25/39	262,577
	Government National Mortgage Association, IO
4,681		0.849	(c)	08/20/58	175,547
3,519		4.00		03/20/42	510,664
296		5.00		02/16/41	68,031
3,575		5.751	(c)	02/16/41	825,897
1,310		5.801	(c)	11/16/40	267,352
1,210		6.003	(c)	02/20/40	224,602
1,215		6.301	(c)	08/16/34	232,510
1,222		6.303	(c)	06/20/40	303,324
948		6.333	(c)	06/20/40	164,953
1,340		6.351	(c)	04/16/41	284,663
1,365		6.383	(c)	03/20/42	272,379
835		6.551	(c)	08/16/36	171,523

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $10,734,832)				11,953,350

	Asset-Backed Securities (2.2%)
575	Citigroup Mortgage Loan Trust, Inc. (d)	5.53		11/25/34	521,557
750	GSAA Trust	4.762	(c)	06/25/34	748,011
638	JP Morgan Mortgage Acquisition Corp.	6.41		07/25/36	326,762

	Total Asset-Backed Securities (Cost $1,468,963)				1,596,330

	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
208		3.258	(c)	03/01/37	224,422
121		5.415	(c)	01/01/38	130,490

	Total Agency Adjustable Rate Mortgages (Cost $349,498)				354,912

	Short-Term Investments (4.3%)
	U.S. Treasury Securities (0.1%)
	U.S. Treasury Bills
10	(e)(f)	0.077		08/30/12	9,999
20	(e)(f)	0.087		08/30/12	19,999
10	(e)(f)	0.102		08/30/12	9,999
50	(e)(f)	0.136		08/30/12	49,995

	Total U.S. Treasury Securities (Cost $89,992)				89,992

NUMBER OF SHARES (000)
	Investment Company (4.2%)
3,120	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $3,119,770)(g)				3,119,770

	Total Short-Term Investments (Cost $3,209,762)				3,209,762

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

Total Investments (Cost $70,330,122) (h)(i)	101.2%	$ 74,461,115
Liabilities in Excess of Other Assets	(1.2)	(862,291)

Net Assets	100.0%	$ 73,598,824

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.
(d)	For the nine months ended July 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Asset-Backed Security and Mortgage - Other, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $1,122,014 and $1,036,425, respectively, including net realized gains of $47,753.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)	Rate shown is the yield to maturity at July 31, 2012.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

Futures Contracts Open at July 31, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
48	Long	U.S. Treasury 10 yr. Note, Sep-12	$6,463,500	$87,531
42	Long	U.S. Treasury 5 yr. Note, Sep-12	5,240,813	34,383
18	Long	U.S. Treasury 2 yr. Note, Sep-12	3,970,969	5,920
3	Short	U.S. Treasury 30 yr. Bond, Sep-12	(453,094)	(11,672)

		Net Unrealized Appreciation		$116,162

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

Interest Rate Swap Agreements Open at July 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Months LIBOR	Receive	3.77%	04/15/20	$(231,738)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ¡ July 31, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$40,523,104	$—	$40,523,104
Mortgages - Other	—	16,823,657	—	16,823,657
Collateralized Mortgage Obligations - Agency Collateral Series	—	11,953,350	—	11,953,350
Asset-Backed Securities	—	1,596,330	—	1,596,330
Agency Adjustable Rate Mortgages	—	354,912	—	354,912
Total Fixed Income Securities	—	71,251,353	—	71,251,353
Short-Term Investments
U.S. Treasury Securities	—	89,992	—	89,992
Investment Company	3,119,770	—	—	3,119,770
Total Short-Term Investments	3,119,770	89,992	—	3,209,762
Futures Contracts	127,834	—	—	127,834
Total Assets	3,247,604	71,341,345	—	74,588,949
Liabilities:
Futures Contracts	(11,672)	—	—	(11,672)
Interest Rate Swap Agreements	—	(231,738)	—	(231,738)
Total Liabilities	(11,672)	(231,738)	—	(243,410)
Total	$3,235,932	$71,109,607	$—	$74,345,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

September 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 19, 2012